Organization and Principal Activities (Details)													12 Months Ended
	Jun. 30, 2025	May 09, 2025 USD ($) $ / shares shares	May 06, 2025 shares	Apr. 23, 2025 USD ($)	Mar. 24, 2025 CNY (¥)	Feb. 06, 2025 shares	Jan. 24, 2025 USD ($) $ / shares shares	Jun. 06, 2024 USD ($) $ / shares shares	May 20, 2024 USD ($) $ / shares shares	Dec. 28, 2023 USD ($)	Jul. 22, 2020 CNY (¥)	Jul. 22, 2020 USD ($)	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2024 ¥ / shares shares	Sep. 30, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Nov. 04, 2024 shares	Dec. 07, 2023 shares	Nov. 02, 2023 shares	Sep. 18, 2023 USD ($) $ / shares shares
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0099999							$ 0.0000001
Ordinary share unissued																				1
Unissued common stock, par value (in Dollars per share) | $ / shares																				$ 0.0000001
Authorized share capital (in Dollars) | $		$ 500,000,000,000					$ 48,000,000,000		$ 1,000,000,000											$ 450,000,000
Common stock, shares authorized		5,000,000,000,000,000							10,000,000,000,000
Preferred stock, share issued		50,000,000,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0000001							$ 0.0000001
Number of share ratio						(12,000,000)
Designated preferred shares									500,000,000,000
Issued ordinary shares			1			1
Note payable (in Yuan Renminbi) | ¥													¥ 6,060
Accrued interest (in Dollars) | $				$ 1,988,000
Unpaid principal amount (in Dollars) | $				50,000,000
Director [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued																				500,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																				$ 0.0000001
Capital Units [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $																$ 1,000,000,000
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued							100,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0000001
Alpha Mind Technology Limited [Member]
Organization and Principal Activities [Line Items]
Purchase price amount (in Dollars) | $										$ 180,000,000,000
Issued and outstanding equity percentage										3.00%
Great Alliance Coliving Limited. and Beautiful House [Member]
Organization and Principal Activities [Line Items]
Total consideration (in Yuan Renminbi)					¥ 1,107,000						¥ 205,306,000	$ 29,000,000
Topone [Member]
Organization and Principal Activities [Line Items]
Acquisition of issued and outstanding shares					100.00%
New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0000001
Authorized share capital (in Dollars) | $									$ 48,000,000,000
Common stock, shares authorized									480,000,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares									$ 0.0000001
Designated preferred shares									500,000,000,000
Secured Promissory Note [Member]
Organization and Principal Activities [Line Items]
Outstanding Amount (in Dollars) | $				51,988,242,000
Accrued but unpaid interest date	Dec. 31, 2025
XChange TEC.INC [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01
Common stock, shares authorized							4,800,000,000
Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		0.0000001
Share Subdivision [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		0.0000001
Share Subdivision [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		0.0000001
Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.01
Authorized share capital (in Dollars) | $		$ 50,000,000,000,000,000
Common stock, shares authorized		500,000,000,000,000,000,000
Share issued par value (in Dollars per share) | $ / shares		$ 0.01
Shares authorized		500,000,000,000,000,000,000
Capital Reduction [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $		$ 49,999,500,000,000,000
Capital Reduction [Member] | XChange TEC.INC [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0000001
Ads [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued																				100
Common stock, par value (in Dollars per share) | $ / shares																				$ 0.00001
Issued ordinary shares			120			1
Sub-divided		100,000
MMTEC, Inc [Member]
Organization and Principal Activities [Line Items]
Accrued interest (in Dollars) | $				1,988,242,000
MMTEC, Inc [Member] | Secured Promissory Note [Member]
Organization and Principal Activities [Line Items]
Principal amount (in Dollars) | $				$ 153,000,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $																				$ 450,000,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $																				$ 1,000,000,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued														731,178,920		111,851,094,785
Common stock, par value (in Dollars per share) | (per share)														¥ 0.0000001		$ 0.0000001
Common stock, shares authorized														4,195,000,000		4,374,500,000,000,000
Number of share ratio			(2,400)														(600,000)
Designated common stock							4,195,000,000		8,500,000,000,000
Unissued ordinary shares							4,374,495,805,000,000		411,000,000,000,000
Unissued ordinary shares par value (in Dollars per share) | $ / shares									$ 0.0000001
Issued ordinary shares		437,450,000,000,000,000,000
Accrued interest (in Dollars) | $								$ 27,342,000
Class A Ordinary Shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized																				3,750,000,000,000
Class A Ordinary Shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized																8,500,000,000,000
Class A Ordinary Shares [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Ordinary share unissued																			15,000
Common stock, shares authorized		437,445,625,500,000,000,000
Number of share ratio																	12,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									0.0000001
Common stock, shares authorized							5,000,000,000,000,000
Issued ordinary shares		437,450,000,000,000,000,000
Shares authorized														119,400,000
Class A Ordinary Shares [Member] | New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0000001
Designated common stock									419,500,000,000,000
Class A Ordinary Shares [Member] | XChange TEC.INC [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01
Class A Ordinary Shares [Member] | XChange TEC.INC [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01
Class A Ordinary Shares [Member] | Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0000001
Designated common stock							4,374,500,000,000,000
Class A Ordinary Shares [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Issued ordinary shares		4,374,500,000,000,000
Class A Ordinary Shares [Member] | Burgeon Capital, Inc [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued								58,590,000,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0000001
Class A Ordinary Shares [Member] | Ads [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued																			150
Authorized share capital (in Dollars) | $							$ 50,000,000,000,000,000
Issued ordinary shares			1
Class A Ordinary Shares [Member] | Minimum [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Number of share ratio																		15,000
Class A Ordinary Shares [Member] | Maximum [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Number of share ratio																		(600,000)
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued														63,927,890		11,863,927,890
Common stock, par value (in Dollars per share) | (per share)														¥ 0.0000001		$ 0.0000001
Common stock, shares authorized														600,000,000		625,000,000,000,000
Designated common stock							600,000,000		1,000,000,000,000
Unissued ordinary shares							624,999,400,000,000		59,000,000,000,000
Unissued ordinary shares par value (in Dollars per share) | $ / shares									$ 0.0000001
Issued ordinary shares		62,500,000,000,000,000,000						6,142,789,000,000
Class B Ordinary Shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized																				250,000,000,000
Class B Ordinary Shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized																1,000,000,000,000
Class B Ordinary Shares [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Issued ordinary shares		62,500,000,000,000,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									0.0000100
Issued ordinary shares		625,000,000,000,000											11,800,000,000	61,427,890	2,500,000
Shares authorized
Class B Ordinary Shares [Member] | New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0000001
Designated common stock									60,000,000,000,000
Class B Ordinary Shares [Member] | XChange TEC.INC [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01
Class B Ordinary Shares [Member] | XChange TEC.INC [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01
Class B Ordinary Shares [Member] | Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0000001
Designated common stock							625,000,000,000,000
Class B Ordinary Shares [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Issued ordinary shares		62,499,375,000,000,000,000
Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01
Preferred stock, share issued		500,000,000,000					500,000,000,000									500,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.01									$ 0.0000001
Designated preferred shares							5,000,000
Unissued ordinary shares							499,995,000,000
Preferred Stock [Member] | XChange TEC.INC [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.01
Preferred Stock [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued		49,999,500,000,000,000
Preferred Stock [Member] | Ads [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued		50,000,000,000,000,000